Fair Value Measurements (Details) (USD $)	3 Months Ended														6 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2012 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2	Dec. 31, 2010 Recurring basis Level 2	Jun. 30, 2012 Recurring basis Fair Value	Dec. 31, 2011 Recurring basis Fair Value	Jun. 30, 2012 Non-recurring basis Impairment charges and fair value adjustments, six months ended June 30, 2012	Jun. 30, 2012 Non-recurring basis Flight equipment under operating lease Impairment charges and fair value adjustments, six months ended June 30, 2012	Jun. 30, 2012 Non-recurring basis Flight equipment under operating lease Aircraft parts Impairment charges and fair value adjustments, six months ended June 30, 2012	Jun. 30, 2012 Non-recurring basis Lease receivables and other assets Impairment charges and fair value adjustments, six months ended June 30, 2012	Jun. 30, 2012 Non-recurring basis Lease receivables and other assets Aircraft parts Impairment charges and fair value adjustments, six months ended June 30, 2012
Fair value measurements
Derivative assets	$ 198,000				$ 116,394,000				$ 78,000	$ 78,000	$ 198,000	$ 116,394,000	$ 78,000	$ 198,000
Derivative liabilities	(31,756,000)				(56,244,000)				(27,457,000)	(27,457,000)	(31,756,000)	(56,244,000)	(27,457,000)	(31,756,000)
Total										(27,379,000)	(31,558,000)	60,150,000	(27,379,000)	(31,558,000)
CVA and MVA adjustments										1,500,000	6,400,000	800,000
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period															161,716,000	161,716,000
Impairment Charges	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(773,000,000)	(480,100,000)	(61,200,000)	(348,900,000)							(93,552,000)	(93,552,000)
Reclassifications																	(3,594,000)		3,594,000
Sales															(23,791,000)	(23,165,000)		(626,000)
Other Adjustments															52,855,000	52,855,000
Book Value at end of the period															97,228,000	94,260,000		2,968,000
Addition of an aircraft through the exercise of an option and an engine exchange transaction																$ 53,408,000